REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interests

	2022	2023
Opening balance as of January 1	1,000,849	1,056,939
Net loss attributable to the redeemable non-controlling interest	(32,329)	(30,852)
Accretion of redeemable non-controlling interest	88,419	86,941
Payment of redeemable non-controlling interest	—	(1,729)
Reclassified to accrued expenses and other current liabilities	—	(240,474)
Ending balance as of December 31	1,056,939	870,825